ENTITY WIDE DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of Summary of Revenues within Geographic Areas

The following is a summary of revenues within geographic areas:

	Year ended December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Geography:
Americas:
United States	47,860	$55,991	$53,334
Other	407	857	1,311
	48,267	56,848	54,645
Israel	1,161	1,654	1,493
EMEA (excluding Germany and Israel)	23,181	27,102	27,073
Germany	8,253	12,147	11,548
APAC	4,119	5,519	6,075
Total	84,981	$103,270	$100,834

Schedule of Distributors Comprised more than 10% of Company's Revenue

As of December 31, 2018, 2019 and 2020, each of the following distributors comprised more than 10% of the Company’s revenue:

	December 31,
	2018	2019	2020
Customer A	13%	15%	15%
Customer B	6%	9%	10%
Customer C	10%	8%	8%

Schedule of Disaggregated Revenue by Revenue Type and Performance Obligations

The Company generates revenue from the sale of software products, hardware products, maintenance and support, and professional services. All revenue recognized in the consolidated statement of operations is considered to be revenue from contracts with customers. The following table sets for the disaggregated revenue by revenue type and is consistent with how the Company evaluates its performance obligations:

	Year ended December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Revenues:
Software products	$39,300	$44,618	$35,898
Hardware products	3,254	2,747	2,792
Support and maintenance	37,155	46,019	50,794
Professional services	5,272	9,886	11,350
Total revenues	$84,981	$103,270	$100,834

Schedule of Property, Plant and Equipment, Net by Geographical Area

Property and equipment, net by geographical area were as follows as of December 31, 2018, 2019 and 2020:

	December 31,
	2018	2019	2020
	(U.S. $ in thousands)
Americas (primarily the United States)	496	$959	$1,125
EMEA	81	123	108
Israel	1,986	3,095	3,269
	2,563	$4,177	$4,502